Sanford C. Bernstein Fund, Inc.

Tax-Managed International Portfolio

Schedule of Investments

December 31, 2019 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.3%
Financials - 18.7%
Banks - 9.6%
Banco Comercial Portugues SA	63,170,990	$14,415,747
Bank Hapoalim BM	1,889,610	15,692,801
Bank Leumi Le-Israel BM	3,983,990	29,054,958
Bank of Ireland Group PLC	4,083,242	22,472,538
DBS Group Holdings Ltd.	829,900	16,001,501
DNB ASA	468,440	8,765,872
Erste Group Bank AG (a)	1,091,108	40,984,360
Hang Seng Bank Ltd.	400,700	8,282,459
HDFC Bank Ltd.	1,782,573	31,892,435
ICICI Bank Ltd.	2,222,744	16,848,939
KBC Group NV	455,060	34,309,059
Mediobanca Banca di Credito Finanziario SpA	2,045,390	22,520,831
Mitsubishi UFJ Financial Group, Inc.	1,607,600	8,691,222
Oversea-Chinese Banking Corp., Ltd.	1,106,489	9,051,699
Royal Bank of Canada	136,060	10,765,981
Sumitomo Mitsui Financial Group, Inc.	194,400	7,180,233
Svenska Handelsbanken AB-Class A	1,730,600	18,638,989
Toronto-Dominion Bank (The)	226,900	12,725,830
Westpac Banking Corp.	379,890	6,487,281

		334,782,735

Capital Markets - 3.6%
Credit Suisse Group AG (a)	1,834,374	24,796,472
Euronext NV (b)	117,640	9,615,880
London Stock Exchange Group PLC	225,210	23,145,276
Partners Group Holding AG	54,998	50,407,154
Singapore Exchange Ltd.	1,546,100	10,182,815
St. James’s Place PLC	439,210	6,770,307

		124,917,904

Diversified Financial Services - 0.7%
ORIX Corp.	1,516,500	25,130,471

Insurance - 4.8%
Admiral Group PLC	405,030	12,377,056
AIA Group Ltd.	2,462,600	25,901,529
Allianz SE	139,930	34,286,737
NN Group NV	152,089	5,782,844
Prudential PLC	1,013,063	19,410,926
Sampo Oyj-Class A	284,800	12,435,253
Swiss Re AG	204,900	23,018,963
Zurich Insurance Group AG	88,950	36,487,220

		169,700,528

		654,531,638

Information Technology - 13.7%
Electronic Equipment, Instruments & Components - 1.8%
Horiba Ltd.	158,800	10,587,814
Keyence Corp.	74,300	26,089,583
Murata Manufacturing Co., Ltd.	220,100	13,546,840
Zhen Ding Technology Holding Ltd.	2,652,000	12,724,489

		62,948,726

Company	Shares	U.S. $ Value
IT Services - 2.2%
Adyen NV (a)(b)	14,270	$11,738,439
Amadeus IT Group SA-Class A	166,590	13,643,177
Capgemini SE	182,766	22,353,166
GMO Payment Gateway, Inc.	158,500	10,854,285
Otsuka Corp.	175,300	7,000,592
Pagseguro Digital Ltd. (a)	323,240	11,041,878

		76,631,537

Semiconductors & Semiconductor Equipment - 4.7%
ASML Holding NV	96,864	28,677,209
Infineon Technologies AG	676,810	15,292,080
NXP Semiconductors NV	249,917	31,804,437
SCREEN Holdings Co., Ltd.	399,000	27,211,325
SK Hynix, Inc.	296,020	24,077,595
STMicroelectronics NV	408,010	11,008,357
Taiwan Semiconductor Manufacturing Co., Ltd.	2,158,000	23,884,365

		161,955,368

Software - 3.9%
Avast PLC (b)	750,960	4,512,922
AVEVA Group PLC	185,210	11,426,088
Check Point Software Technologies Ltd. (a)	129,980	14,422,581
Constellation Software, Inc./Canada	17,792	17,279,703
Dassault Systemes SE	103,390	17,051,626
Nice Ltd. (a)	87,389	13,550,472
Open Text Corp.	327,917	14,449,510
Oracle Corp. Japan	198,600	18,024,694
SAP SE	106,951	14,395,405
Temenos AG (a)	76,871	12,160,163

		137,273,164

Technology Hardware, Storage & Peripherals - 1.1%
Samsung Electronics Co., Ltd.	820,210	39,523,331

		478,332,126

Industrials - 13.6%
Aerospace & Defense - 3.2%
Airbus SE	288,743	42,377,400
BAE Systems PLC	4,025,191	30,137,878
Leonardo SpA	1,196,095	14,027,003
MTU Aero Engines AG	91,540	26,082,097

		112,624,378

Air Freight & Logistics - 0.3%
Kuehne & Nagel International AG	28,450	4,798,566
SG Holdings Co., Ltd.	299,300	6,741,963

		11,540,529

Airlines - 2.0%
Japan Airlines Co., Ltd.	741,700	23,093,481
Qantas Airways Ltd.	7,031,705	35,049,512
Wizz Air Holdings PLC (a)(b)	242,810	12,550,987

		70,693,980

Company	Shares	U.S. $ Value
Building Products - 0.7%
Assa Abloy AB-Class B	328,932	$7,688,933
Kingspan Group PLC	280,260	17,117,317

		24,806,250

Commercial Services & Supplies - 0.4%
China Everbright International Ltd.	9,087,148	7,286,974
Secom Co., Ltd.	53,700	4,792,332

		12,079,306

Electrical Equipment - 1.4%
Nidec Corp.	76,400	10,434,994
Schneider Electric SE	198,610	20,405,136
Vestas Wind Systems A/S	174,180	17,593,299

		48,433,429

Machinery - 1.0%
KION Group AG	140,273	9,646,203
SMC Corp./Japan	33,900	15,502,987
Xylem, Inc./NY	134,270	10,579,133

		35,728,323

Professional Services - 3.4%
Experian PLC	363,810	12,332,959
Intertek Group PLC	69,620	5,394,724
Intertrust NV (b)	205,580	3,991,670
Meitec Corp.	169,000	9,495,310
Recruit Holdings Co., Ltd.	787,600	29,499,816
RELX PLC (London)	961,520	24,271,964
UT Group Co., Ltd.	504,600	15,037,738
Wolters Kluwer NV	239,400	17,479,909

		117,504,090

Trading Companies & Distributors - 1.2%
AerCap Holdings NV (a)	502,140	30,866,546
Ashtead Group PLC	356,088	11,385,814

		42,252,360

		475,662,645

Consumer Staples - 11.5%
Beverages - 1.6%
Budweiser Brewing Co. APAC Ltd. (a)(b)	1,837,200	6,200,783
Coca-Cola Bottlers Japan Holdings, Inc.	488,800	12,488,977
Coca-Cola European Partners PLC	554,350	28,205,328
Treasury Wine Estates Ltd.	917,374	10,449,572

		57,344,660

Food & Staples Retailing - 0.9%
Koninklijke Ahold Delhaize NV	1,281,630	32,133,536

Food Products - 5.4%
Calbee, Inc.	252,100	8,213,748
Danone SA	257,450	21,380,167
Kerry Group PLC-Class A	129,710	16,164,572
Morinaga & Co., Ltd./Japan	231,600	11,121,927
Mowi ASA	440,640	11,457,043

Company	Shares	U.S. $ Value
Nestle SA	373,991	$40,490,209
Orkla ASA	2,658,920	26,963,602
Salmar ASA	583,040	29,878,577
WH Group Ltd. (b)	22,911,000	23,689,377

		189,359,222

Household Products - 1.1%
Essity AB-Class B	356,920	11,495,048
Reckitt Benckiser Group PLC	131,319	10,666,843
Unicharm Corp.	421,500	14,232,876

		36,394,767

Personal Products - 1.0%
Kose Corp.	60,400	8,804,144
Unilever PLC	423,130	24,221,075

		33,025,219

Tobacco - 1.5%
British American Tobacco PLC	970,134	41,232,704
Philip Morris International, Inc.	138,550	11,789,220

		53,021,924

		401,279,328

Health Care - 10.3%
Biotechnology - 0.6%
Abcam PLC	505,060	9,044,912
Genmab A/S (a)	46,676	10,380,904

		19,425,816

Health Care Equipment & Supplies - 1.0%
Hoya Corp.	145,600	13,899,261
Koninklijke Philips NV	430,680	21,053,232

		34,952,493

Health Care Providers & Services - 0.9%
Apollo Hospitals Enterprise Ltd.	812,430	16,395,424
Galenica AG (a)(b)	118,830	7,339,077
NMC Health PLC	376,352	8,817,688

		32,552,189

Life Sciences Tools & Services - 2.2%
Bio-Rad Laboratories, Inc.-Class A (a)	24,150	8,936,225
Eurofins Scientific SE	22,249	12,333,602
Gerresheimer AG	236,377	18,281,860
ICON PLC (a)	57,070	9,829,166
Lonza Group AG (a)	31,583	11,521,708
Tecan Group AG	56,590	15,898,724

		76,801,285

Pharmaceuticals - 5.6%
Astellas Pharma, Inc.	856,400	14,618,733
GlaxoSmithKline PLC	1,896,680	44,566,333
Novo Nordisk A/S-Class B	734,790	42,580,224
Roche Holding AG	264,221	85,872,526

Company	Shares	U.S. $ Value
Sanofi	71,660	$7,196,630

		194,834,446

		358,566,229

Consumer Discretionary - 9.5%
Auto Components - 1.4%
Aptiv PLC	157,630	14,970,121
NGK Spark Plug Co., Ltd.	896,700	17,381,632
Valeo SA	417,920	14,812,443

		47,164,196

Automobiles - 1.2%
Peugeot SA	1,051,882	25,326,330
Subaru Corp.	685,000	16,967,334

		42,293,664

Diversified Consumer Services - 0.3%
TAL Education Group (ADR) (a)	196,406	9,466,769

Hotels, Restaurants & Leisure - 2.1%
Aristocrat Leisure Ltd.	699,440	16,527,172
Compass Group PLC	843,863	21,148,703
GVC Holdings PLC	2,518,020	29,491,331
Sushiro Global Holdings Ltd.	55,900	4,814,007

		71,981,213

Household Durables - 0.4%
Auto Trader Group PLC (b)	1,887,850	14,908,627

Internet & Direct Marketing Retail - 0.9%
Alibaba Group Holding Ltd. (a)	587,120	15,611,727
Alibaba Group Holding Ltd. (Sponsored ADR) (a)	55,909	11,858,299
Moneysupermarket.com Group PLC	1,154,540	5,068,233

		32,538,259

Leisure Products - 0.7%
Bandai Namco Holdings, Inc.	164,400	10,000,812
Spin Master Corp. (a)(b)	440,860	13,423,899

		23,424,711

Multiline Retail - 0.3%
B&M European Value Retail SA	2,110,692	11,453,049

Specialty Retail - 0.1%
Hikari Tsushin, Inc.	19,400	4,875,176

Textiles, Apparel & Luxury Goods - 2.1%
adidas AG	37,160	12,079,551
LVMH Moet Hennessy Louis Vuitton SE	21,599	10,064,133
Moncler SpA	107,210	4,825,245
NIKE, Inc.-Class B	113,660	11,514,895
Pandora A/S	309,290	13,454,557
Puma SE	110,510	8,474,127

Company	Shares	U.S. $ Value
Shenzhou International Group Holdings Ltd.	956,000	$13,972,001

		74,384,509

		332,490,173

Materials - 5.6%
Chemicals - 4.0%
Air Water, Inc.	774,800	11,305,590
Chr Hansen Holding A/S	187,140	14,871,532
Covestro AG (b)	529,530	24,639,072
Evonik Industries AG	602,220	18,393,185
Johnson Matthey PLC	559,520	22,247,278
Koninklijke DSM NV	115,340	15,080,197
Sika AG	63,286	11,884,817
Tosoh Corp.	1,395,500	21,498,777

		139,920,448

Containers & Packaging - 0.4%
BillerudKorsnas AB	1,175,260	13,887,483

Metals & Mining - 1.2%
BlueScope Steel Ltd.	1,415,765	14,995,207
Evolution Mining Ltd.	1,448,530	3,850,821
First Quantum Minerals Ltd.	1,030,390	10,450,299
Yamato Kogyo Co., Ltd.	535,600	13,410,888

		42,707,215

		196,515,146

Energy - 5.5%
Oil, Gas & Consumable Fuels - 5.5%
JXTG Holdings, Inc.	5,246,400	23,811,190
Neste Oyj	420,540	14,632,745
PetroChina Co., Ltd.-Class H	33,028,000	16,626,131
Petroleo Brasileiro SA (Preference Shares)	2,493,600	18,834,248
Repsol SA	2,616,561	41,106,582
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	1,631,740	48,111,694
Royal Dutch Shell PLC-Class A	143,290	4,243,421
Royal Dutch Shell PLC-Class B	595,005	17,661,929
TOTAL SA	111,169	6,168,824

		191,196,764

Communication Services - 4.2%
Diversified Telecommunication Services - 2.2%
Cellnex Telecom SA (a)(b)	484,219	20,887,080
Cogeco Communications, Inc.	83,220	7,254,633
HKT Trust & HKT Ltd.-Class SS	8,067,000	11,368,712
Nippon Telegraph & Telephone Corp.	1,380,400	34,887,799
TELUS Corp.	115,350	4,466,365

		78,864,589

Entertainment - 1.0%
Daiichikosho Co., Ltd.	114,600	6,007,289
Nintendo Co., Ltd.	69,900	27,957,209

		33,964,498

Company	Shares	U.S. $ Value
Interactive Media & Services - 0.9%
Kakaku.com, Inc.	345,500	$8,821,683
Tencent Holdings Ltd.	442,000	21,293,847

		30,115,530

Media - 0.1%
Informa PLC	241,457	2,746,242

		145,690,859

Utilities - 3.0%
Electric Utilities - 2.2%
EDP-Energias de Portugal SA	8,720,232	37,840,511
Enel SpA	4,897,440	38,904,397

		76,744,908

Gas Utilities - 0.6%
ENN Energy Holdings Ltd.	1,446,000	15,797,827
Tokyo Gas Co., Ltd.	177,100	4,303,335

		20,101,162

Water Utilities - 0.2%
Beijing Enterprises Water Group Ltd. (a)	16,590,000	8,391,009

		105,237,079

Real Estate - 1.7%
Equity Real Estate Investment Trusts (REITs) - 0.9%
Merlin Properties Socimi SA	804,090	11,557,460
Nippon Building Fund, Inc.	1,460	10,702,165
Nippon Prologis REIT, Inc.	3,346	8,521,959

		30,781,584

Real Estate Management & Development - 0.8%
Aroundtown SA	2,368,850	21,276,480
Vonovia SE	160,350	8,612,296

		29,888,776

		60,670,360

Total Common Stocks (cost $2,897,111,989)		3,400,172,347

RIGHTS - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Repsol SA, expiring 1/09/20 (a) (cost $1,131,822)	2,395,148	1,136,448

SHORT-TERM INVESTMENTS - 2.1%
Investment Companies - 2.1%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 1.53% (c)(d)(e) (cost $73,066,803)	73,066,803	73,066,803

U.S. $ Value
Total Investments - 99.4% (cost $2,971,310,614) (f)	$3,474,375,598
Other assets less liabilities - 0.6%	19,784,748

Net Assets - 100.0%	$3,494,160,346

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Mini MSCI EAFE Futures	691	March 2020	$70,361,075	$1,517,478

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	9,405	SGD	12,904	1/15/20	$190,252
Bank of America, NA	USD	9,006	RUB	578,934	1/17/20	312,276
Barclays Bank PLC	USD	24,279	AUD	35,372	1/03/20	543,033
Barclays Bank PLC	AUD	37,507	USD	25,448	1/15/20	(880,354)
Barclays Bank PLC	CAD	108,882	USD	82,060	1/15/20	(1,795,990)
Barclays Bank PLC	EUR	18,203	USD	20,157	1/15/20	(276,169)
Barclays Bank PLC	USD	11,787	EUR	10,619	1/15/20	133,101
Barclays Bank PLC	USD	16,971	GBP	13,205	1/15/20	526,135
Barclays Bank PLC	USD	11,669	JPY	1,261,018	1/15/20	(58,234)
Barclays Bank PLC	USD	5,455	NZD	8,584	1/15/20	324,508
Barclays Bank PLC	USD	38,423	SEK	374,656	1/15/20	1,601,995
Barclays Bank PLC	INR	5,101,532	USD	70,855	1/16/20	(697,653)
Barclays Bank PLC	USD	8,708	INR	623,003	1/16/20	29,620
Barclays Bank PLC	TWD	1,497,126	USD	49,441	2/20/20	(791,574)
Barclays Bank PLC	USD	15,293	TWD	457,718	2/20/20	64,231
Barclays Bank PLC	USD	8,084	IDR	115,578,987	2/27/20	236,138
BNP Paribas SA	CAD	11,342	USD	8,548	1/15/20	(186,940)
Brown Brothers Harriman & Co.	JPY	1,974,849	USD	18,287	1/15/20	102,729
Brown Brothers Harriman & Co.	USD	12,960	JPY	1,407,360	1/15/20	(1,528)
Citibank, NA	USD	10,890	EUR	9,797	1/03/20	98,945
Citibank, NA	CHF	8,798	USD	8,855	1/15/20	(241,149)
Citibank, NA	EUR	8,065	USD	8,986	1/15/20	(67,395)
Citibank, NA	USD	52,615	GBP	41,462	1/15/20	2,324,127
Citibank, NA	USD	8,429	MXN	164,734	1/15/20	269,237
Credit Suisse International	BRL	180,336	USD	43,739	1/03/20	(1,090,940)
Credit Suisse International	USD	44,454	BRL	180,336	1/03/20	375,522
Credit Suisse International	CHF	56,252	USD	57,190	1/15/20	(971,364)
Credit Suisse International	NOK	179,585	USD	19,654	1/15/20	(802,625)
Credit Suisse International	SEK	81,458	USD	8,471	1/15/20	(231,417)
Credit Suisse International	USD	9,163	EUR	8,293	1/15/20	145,778
Credit Suisse International	BRL	90,168	USD	22,056	2/04/20	(337,819)
Goldman Sachs Bank USA	CAD	4,361	USD	3,303	1/15/20	(55,267)
Goldman Sachs Bank USA	ILS	179,465	USD	51,500	1/15/20	(497,570)
Goldman Sachs Bank USA	NOK	28,396	USD	3,132	1/15/20	(103,120)
Goldman Sachs Bank USA	USD	217,496	JPY	23,442,083	1/15/20	(1,646,701)
HSBC Bank USA	USD	23,588	GBP	18,782	1/15/20	1,298,893
HSBC Bank USA	CNY	789,631	USD	111,111	2/13/20	(2,200,303)
JPMorgan Chase Bank, NA	EUR	2,922	USD	3,247	1/15/20	(32,611)
JPMorgan Chase Bank, NA	USD	123,296	AUD	181,071	1/15/20	3,809,809
JPMorgan Chase Bank, NA	USD	15,006	GBP	12,209	1/15/20	1,171,774

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	USD	6,025	SEK	57,790	1/15/20	$148,578
JPMorgan Chase Bank, NA	USD	8,339	TRY	48,499	1/15/20	(214,346)
Morgan Stanley Capital Services, Inc.	AUD	35,372	USD	24,454	1/03/20	(368,575)
Morgan Stanley Capital Services, Inc.	EUR	10,159	USD	11,337	1/15/20	(66,755)
Morgan Stanley Capital Services, Inc.	ILS	21,038	USD	5,998	1/15/20	(97,599)
Morgan Stanley Capital Services, Inc.	USD	7,485	EUR	6,775	1/15/20	120,591
Morgan Stanley Capital Services, Inc.	USD	12,247	JPY	1,301,002	1/15/20	(267,365)
Morgan Stanley Capital Services, Inc.	USD	24,514	AUD	35,372	4/17/20	371,439
Natwest Markets PLC	EUR	9,797	USD	10,903	1/03/20	(86,242)
Natwest Markets PLC	EUR	32,151	USD	35,706	1/15/20	(384,586)
Natwest Markets PLC	GBP	9,738	USD	12,581	1/15/20	(322,876)
Natwest Markets PLC	USD	20,538	AUD	29,799	1/15/20	379,495
Natwest Markets PLC	USD	96,487	EUR	86,285	1/15/20	371,460
Natwest Markets PLC	USD	11,691	GBP	9,098	1/15/20	364,014
Standard Chartered Bank	HKD	550,620	USD	70,243	1/15/20	(407,368)
Standard Chartered Bank	USD	20,078	JPY	2,178,334	1/15/20	(20,896)
Standard Chartered Bank	KRW	60,395,565	USD	51,647	2/06/20	(647,786)
State Street Bank & Trust Co.	EUR	12,718	USD	14,132	1/15/20	(144,436)
UBS AG	JPY	1,816,637	USD	16,816	1/15/20	88,934
UBS AG	USD	12,516	CAD	16,459	1/15/20	159,768

						$(433,171)

(a)	Non-income producing security.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2019, the aggregate market value of these securities amounted to $153,497,813 or 4.4% of net assets.

(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of December 31, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $634,958,295 and gross unrealized depreciation of investments was $(130,809,004), resulting in net unrealized appreciation of $504,149,291.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel

INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
EAFE	-	Europe, Australia, and Far East
MSCI	-	Morgan Stanley Capital International

COUNTRY BREAKDOWN1

December 31, 2019 (unaudited)

16.6%	Japan
14.3%	United Kingdom
9.7%	Switzerland
6.1%	Germany
6.1%	France
5.1%	Netherlands
3.6%	China
2.9%	Denmark
2.8%	Ireland
2.6%	Canada
2.5%	Spain
2.5%	Australia
2.3%	Italy
20.8%	Other
2.1%	Short-Term

100.0%	Total Investments

1

All data are as of December 31, 2019. The Portfolio’s country breakdown is expressed as a percentage of long-term investments and may vary over time. “Other” country weightings represent 2.2 % or less in the following: Austria, Belgium, Brazil, Finland, Hong Kong, India, Israel, Norway, Portugal, Singapore, South Korea, Sweden, Taiwan United Arab Emirates and United States.

Sanford C. Bernstein Fund, Inc.

Tax-Managed International Portfolio

December 31, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2019:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$23,491,811		$631,039,827		$	– 0	–	$654,531,638
Information Technology	88,998,109		389,334,017			– 0	–	478,332,126
Industrials	62,554,666		413,107,979			– 0	–	475,662,645
Consumer Staples	62,359,903		338,919,425			– 0	–	401,279,328
Health Care	40,143,905		318,422,324			– 0	–	358,566,229
Consumer Discretionary	131,871,149		200,619,024			– 0	–	332,490,173
Materials	25,321,831		171,193,315			– 0	–	196,515,146
Energy	14,632,745		176,564,019			– 0	–	191,196,764
Communication Services	11,720,998		133,969,861			– 0	–	145,690,859
Utilities	– 0	–	105,237,079			– 0	–	105,237,079
Real Estate	– 0	–	60,670,360			– 0	–	60,670,360
Rights	1,136,448		– 0	–		– 0	–	1,136,448
Short-Term Investments	73,066,803		– 0	–		– 0	–	73,066,803

Total Investments in Securities	535,298,368		2,939,077,230	(a)		– 0	–	3,474,375,598
Other Financial Instruments(b):
Assets:
Futures	1,517,478		– 0	–		– 0	–	1,517,478
Forward Currency Exchange Contracts	– 0	–	15,562,382			– 0	–	15,562,382
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(15,995,553)			– 0	–	(15,995,553)

Total	$536,815,846		$2,938,644,059		$	– 0	–	$3,475,459,905

(a)

A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended December 31, 2019 is as follows:

Fund	Market Value 9/30/19 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$48,727	$141,871	$117,531	$73,067	$353